UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-7418

Name of Fund: Legg Mason Global Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:
Name and address of agent for service: Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

Legg Mason
Global Trust, Inc.

June 30, 2004

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Global Trust, Inc.’s semi-annual report for Emerging Markets Trust, Global Income Trust, and International Equity Trust for the six months ended June 30, 2004.

   The following table summarized key statistics for each Fund, as of June 30, 2004. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

Total ReturnA

	6 Months	12 Months

Emerging Markets Trust

Primary Class
	-6.05%	+34.83%
Global Income Trust

Primary Class
	-0.56%	+2.67%
International Equity Trust

Primary Class
	+2.89%	+28.17%

Financial Intermediary Class
	+3.29%	+29.18%

Institutional Class
	+3.38%	+29.62%

   For each of our Funds, we remind you that historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

July 30, 2004

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

Semi-Annual Report to Shareholders

Performance Information

Emerging Markets Trust

   The following graph compares the Fund’s total return against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+34.83%	+34.83%
Five Years	+32.90%	+5.85%
Life of Class*	+38.90%	+4.14%
* Inception date: May 28, 1996

The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A market-weighted aggregate of 26 individual emerging country indices. The Index takes into account local and market restrictions on share ownership by foreigners. Index returns are for periods beginning May 31, 1996.

Semi-Annual Report to Shareholders

Performance Information

Industry Diversification

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	% of Net
	Assets	Value

		(000)
Airlines	1.2%	$1,327
Application Software	5.7	6,238
Auto Components	0.7	798
Automobiles	1.5	1,703
Banks	10.7	11,748
Beverages	1.0	1,082
Chemicals	0.6	710
Communications Equipment	0.2	270
Construction & Engineering	2.5	2,746
Diversified Financials	3.8	4,171
Diversified Telecommunications	7.3	7,997
Electric Utilities	0.6	682
Electronic Equipment & Instruments	1.7	1,899
Food & Drug Retailing	0.6	654
Food Products	0.9	981
Household Durables	0.7	707
Industrial Conglomerates	5.0	5,505
Machinery	0.4	470
Marine	1.9	2,142
Media	0.5	514
Metals & Mining	9.2	10,072
Multi-Line Retail	0.7	757
Oil & Gas	10.6	11,679
Paper Products	0.4	432
Personal Products	0.2	248
Pharmaceuticals	4.1	4,526
Real Estate	0.4	395
Semiconductor Equipment & Products	10.6	11,626
Specialty Retail	3.1	3,450
Steel	0.2	272
Tobacco	0.7	752
Trading Companies & Distribution	0.3	280
Transportation Infrastructure	0.5	561
Wireless Telecommunication Services	8.5	9,311
Short-Term Investments	2.8	3,113

Total Investment Portfolio	99.8	109,818
Other Assets Less Liabilities	0.2	206

Net Assets	100.0%	$110,024

Semi-Annual Report to Shareholders

Portfolio of Investments

Emerging Markets Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.0%
Argentina — 0.5%
Quilmes Industrial S.A. (Quinsa) – ADR	14	$234	A
Tenaris S.A. – ADR	8	272

		506

Brazil — 8.7%
All America Latina Logistica	17	280	A
Banco Itau Holding Financeira S.A. – preferred shares	3,410	316
Companhia Siderurgica Nacional S.A. (CSN)	23	280
Companhia Vale do Rio Doce – Certificates of Entitlements	11	0	A,B
Companhia Vale do Rio Doce – preferred shares – ADR	39	1,533	A
Gerdau S.A. – preferred shares	96	1,145
Gol – Linhas Aereas Inteligentes S.A. – ADR	16	267	A
Itausa – Investimentos Itau S.A. – preferred shares	548	636	A
Natura Cosmeticos S.A.	15	248	A
Petroleo Brasileiro S.A. – Petrobras – ADR	129	3,256
Sadia S.A. – preferred shares	325	424	A
Telemar Norte Leste S.A. – preferred shares	45,727	784
Usinas Siderurgicas de Minas Gerais S.A. (Usiminas) – preferred shares	36	369
Votorantim Celulose e Papel S.A.	10	1

		9,539

Chile — 0.4%
Linea Aerea Nacional Chile S.A. – ADR	23	450

China — 6.9%
Aluminium Corporation of China Limited	610	326
China Eastern Airlines Corporation Limited	3,034	611
China Mobile (Hong Kong) Limited	257	778
China Petroleum and Chemical Corporation (Sinopec)	4,608	1,684
China Shipping Container Lines Company Limited	602	214	A
China Telecom Corporation Limited	4,780	1,670	A
Denway Motors Limited	592	214
Euro-Asia Agricultural (Holdings) Company Limited	1,648	0	A,B

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value

China — Continued
Far East Pharmaceutical Technology Company Limited	4,304	$38	A,B
Huaneng Power International, Inc.	620	552
Maanshan Iron and Steel Company	656	212
NWS Holdings Limited	253	297
People’s Food Holdings Limited	327	215
Sinopec Zhenhai Refining and Chemical Company Limited	502	483	A
Tencent Holdings Limited	466	257	A

		7,551

Colombia — 0.5%
Bancolombia S.A. – ADR	81	538

Hungary — 1.4%
MOL Magyar Olaj-es Gazipari Rt	22	869
OTP Bank Rt	31	625

		1,494

India — 3.8%
Divi’s Laboratories Ltd.	28	679
Geodesic Information Systems	36	293
HCL Technologies Limited	71	459
Himachal Futuristic Communications, Limited	0.1	0.02	A
Indian Petrochemicals Corporation Limited	28	90
Jaiprakash Industries Limited	187	417	A
Larsen & Toubro Ltd.	57	870
Suven Life Sciences Limited	250	292	A
Transgene Biotech Limited	194	217	A,B
Transgene Biotech Limited – warrants	194	0	A,B
Ultratech Cemco Ltd.	46	328	A,B
Wipro Limited	45	517

		4,162

Semi-Annual Report to Shareholders

	Shares/Par	Value

Indonesia — 2.6%
PT Bank International Indonesia Tbk	36,905	$569
PT Bank Mandiri	2,942	368
PT Bank Rakyat Indonesia	3,974	708
PT Bumi Resources Tbk	9,108	557	A
PT Telekomunikasi Indonesia	826	650

		2,852

Israel — 6.3%
Agis Industries (1983) Ltd.	10	299
Bank Hapoalim	219	583
Check Point Software Technologies Ltd. – ADR	48	1,298
ECI Telecom Limited	40	270
Koor Industries Ltd.	6	269
Lipman Electronic Engineering Ltd.	13	650	A
Makhteshim-Agan Industries Ltd.	133	620
Teva Pharmaceutical Industries Ltd. – ADR	45	3,001

		6,990

Malaysia — 3.2%
Commerce Asset-Holding Berhad	996	1,274
Malakoff Berhad	82	130
Malaysia International Shipping Corporation Berhad	175	543
Malaysia International Shipping Corporation Berhad	157	496
OSK Holdings Berhad	207	85
Telekom Malaysia Berhad	377	1,022

		3,550

Mexico — 7.6%
America Movil S.A. de C.V.	1,492	2,713
Cemex S.A. de C.V. – ADR	39	1,131
Fomento Economico Mexicana, S.A. de C.V. – ADR	19	848
Grupo Bimbo S.A. de C.V.	264	558
Grupo Televisa S.A. – ADR	11	514
Telefonos de Mexico S.A. de C.V. (Telmex)	42	1,404

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value

Mexico — Continued
Urbi, Desarrollos Urbanos, S.A. de C.V.	122	$394	A
Wal-Mart de Mexico S.A. de C.V.	255	757

		8,319

Poland — 0.6%
BRE Bank S.A.	2	46	A
Central European Distribution Corporation	25	654

		700

Russia — 6.3%
AO VimpelCom – ADR	6	540	A
Aricom plc	46	27	A
Gazprom – ADR	7	192
GMK Norilsk Nickel – ADR	12	680
Lukoil – ADR	15	1,536
Lukoil – ADR	1	105	C
Mobile Telesystems – ADR	2	183
Peter Hambro Mining plc	62	468	A
Rostelecom – ADR	11	143
Sberbank RF	2	527
Sibirtelecom – ADR	6	226
Surgutneftegaz – ADR	29	932
Uralsvyazinform – ADR – preferred shares	31	241
Uralsvyaznform	6,181	238
Volgatelecom – ADR	38	215
Vostok Nafta Investment Ltd.	38	515	A
YUKOS – ADR	6	192

		6,960

South Africa — 13.5%
ABSA Group Limited	106	871
African Bank Investment Limited	519	983
Anglo American plc	190	3,869
Bidvest Group Limited	34	288
Edgars Consolidated Stores Limited	39	933
Ellerine Holdings Limited	34	202

Semi-Annual Report to Shareholders

	Shares/Par	Value

South Africa — Continued
FirstRand Limited	603	$985
Foschini Limited	290	1,020
Imperial Holdings Limited	26	284
Iscor Limited	24	149
JD Group Limited	147	1,010
MTN Group Limited	0.1	0.4	A
Sappi Limited	28	432
Sasol Limited	123	1,897
Standard Bank Group Limited	76	523
Telkom South Africa Limited	109	1,391

		14,837

South Korea — 19.1%
Daum Communications Corporation	13	610
Hanjin Shipping Co., Ltd.	22	334	A
Hyundai Mobis	13	559	A
Hyundai Motor Co., Ltd.	18	678	A
INI Steel Company	52	418
Jusung Engineering Co., Ltd.	72	597	A
Kia Motors Corporation	70	596
Kookmin Bank	15	456	A
Korea Telecom Corporation	7	228
KT&G Corporation	33	752	A
Kumho Industrial Co., Ltd.	38	238
LG Corp.	26	387	B
LG Electronics Inc.	15	707	A
LG Industrial Systems Co., Ltd.	36	470	A
LG International Corporation	41	280
LG Investment & Securities Co., Ltd.	108	773
Mtekvision Co., Ltd.	14	444	A
NCsoft Corporation	10	791
NHN Corp.	6	643	A
Pohang Iron & Steel Company Ltd. (POSCO)	6	718	A
Samsung Electronics Co., Ltd.	13	5,476
Samsung Electronics Co., Ltd. – preferred shares	8	2,224	A
Samsung SDI Co., Ltd.	7	756	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value

South Korea — Continued
Sekonix Co., Ltd.	12	$227
SK Corporation	16	621	A
SK Telecom Co., Ltd. – ADR	41	863
You Eal Electronics Co., Ltd.	7	208

		21,054

Taiwan — 10.6%
ASE Test Limited – ADR	122	901	A
Chi Mei Optoelectronics Corp.	448	720	A
China Trust Financial Holding Company Ltd.	941	1,050
Evergreen Marine Corporation	656	554
First Financial Holding Co., Ltd.	506	367	A
Hon Hai Precision Industry Co., Ltd	127	472
Siliconware Precision Industries Company	550	432
Siliconware Precision Industries Company – ADR	122	494
Taishin Financial Holdings Co., Ltd.	1,277	1,053
Taiwan Cellular Corp.	956	910
Taiwan Semiconductor Manufacturing Company Ltd.	1,050	1,512
Taiwan Semiconductor Manufacturing Company Ltd. – ADR	47	391
United Microelectronics Corporation, Ltd.	2,450	1,823
Yuanta Core Pacific Securities Co.	1,672	1,045

		11,724

Thailand — 3.3%
Advanced Info Service Public Company Limited	738	1,605
Bangkok Expressway Public Company Limited	483	281
Quality Houses Publications Co. – warrants	314	0.4	A,B
Total Access Communication Public Company Limited	664	1,719	A

		3,605

Semi-Annual Report to Shareholders

	Shares/Par	Value

Turkey — 1.7%
Finansbank A.S.	277,222	$288	A
Ford Otomotiv Sanayi A.S.	29,418	214
Koc Holding A.S.	89,233	403
Turkiye Garanti Bankasi A.S.	151,018	450
Turkiye Sinai Kaklinma Bankasi A.S.	142,749	519	A

		1,874

Total Common Stock and Equity Interests (Identified Cost — $101,197)		106,705

Repurchase Agreements — 2.8%
Goldman, Sachs & Company
1.47%, dated 6/30/04, to be repurchased at $1,557 on 7/1/04 (Collateral: $1,703 Fannie Mae mortgage-backed securities, 4.5%, due 10/1/33, value $1,595)	$1,557	1,557
J.P. Morgan Chase & Co.
1.3%, dated 6/30/04, to be repurchased at $1,557 on 7/1/04 (Collateral: $1,598 Fannie Mae discount note, 0%, due 11/22/04, value $1,588)	1,556	1,556

(Identified Cost — $3,113)		3,113

Total Investments — 99.8% (Identified Cost — $104,310)		109,818
Other Assets Less Liabilities — 0.2%		206

Net Assets — 100.0%		$110,024

A	Non-income producing.
B	Illiquid security valued at fair value under procedures adopted by the Board of Directors.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.1% of net assets.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Emerging Markets Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at value (cost – $101,197)	$106,705
Short-term securities at value (cost – $3,113)	3,113

Total investments		$109,818
Cash and foreign currencies		2,016

Receivable for:
Fund shares sold		183
Securities sold		1,746
Dividend and interest income		415

		114,178

Liabilities:

Payable for:
Fund shares repurchased	198
Securities purchased	3,015
Foreign capital gain taxes	659
Due to manager and distributor	168
Accrued expenses	114

		4,154

Net Assets		$110,024

Net assets consist of:

Accumulated paid-in-capital applicable to:
7,965 Primary Class shares outstanding	$99,264
Undistributed net investment income/(loss)	(56)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	5,335
Unrealized appreciation/(depreciation) of investments and foreign currency translations	5,481

Net Assets		$110,024

Net Asset Value Per Share:
Primary Class		$13.81

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Emerging Markets Trust

For the Six Months Ended June 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$1,378
Interest	22
Less foreign tax withheld	(123)

Total income			$1,277

Expenses:
Management fee	552
Distribution and service fees	552
Audit and legal fees	33
Custodian fee	224
Directors’ fees and expenses	7
Registration fees	14
Reports to shareholders	11
Transfer agent and shareholder servicing expense	56
Other expenses	4

	1,453
Less fees waived	(142)

Total expenses, net of waivers			1,311

Net Investment Income/(Loss)			(34)

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	10,969	A
Foreign currency transactions	(143)

			10,826

Change in unrealized appreciation/(depreciation) of:
Investments	(19,008	) B
Assets and liabilities denominated in foreign currencies	(19)

			(19,027)

Net Realized and Unrealized Gain/(Loss) on Investments			(8,201)

Change in Net Assets Resulting from Operations			$(8,235)

A	Net of foreign taxes of $638. See Note 1 to the financial statements.

B	Net of deferred foreign taxes of $19. See Note 1 to the financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Emerging Markets Trust
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$(34)	$258
Net realized gain/(loss) on investments and foreign currency transactions	10,826	5,338
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(19,027)	30,825

Change in net assets resulting from operations	(8,235)	36,421
Change in net assets from Fund share transactions	22,056	7,921

Change in net assets	13,821	44,342

Net Assets:
Beginning of period	96,203	51,861

End of period	$110,024	$96,203

Undistributed net investment income/(loss)	$(56)	$(22)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Emerging Markets Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2004		2003		2002		2001		2000		1999

	(Unaudited)
Net asset value, beginning of period	$14.69		$8.64		$10.08		$9.74		$14.00		$6.96

Investment operations:
Net investment income/(loss)	—	A	.05	A	(.03	) A	(.05	) A	(.18	) A	(.08	)A
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(.88)		6.00		(1.41)		.39		(4.07)		7.12

Total from investment operations	(.88)		6.05		(1.44)		.34		(4.25)		7.04

Distributions:
From net investment income	—		—		—		—		(.01)		—

Total distributions	—		—		—		—		(.01)		—

Net asset value, end of period	$13.81		$14.69		$8.64		$10.08		$9.74		$14.00

Ratios/supplemental data:
Total return	(6.05	)%B	70.26%		(14.29)%		3.49%		(30.35)%		101.15%
Expenses to average net assets	2.37	%A,C	2.50	% A	2.50	% A	2.50	% A	2.50	% A	2.50	%A
Net investment income/(loss) to average net assets	(.06	)%A,C	.40	%A	(.17	)% A	(.36	)% A	(1.19	)% A	(1.06	)% A
Portfolio turnover rate	75	%B	169%		78%		64%		100%		123%
Net assets, end of period (in thousands)	$110,024		$96,203		$51,861		$66,647		$74,868		$120,758

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.25% until April 30, 2005. Prior to April 1, 2004, the voluntary expense limitation was 2.50% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 2.63%; and for the years ended December 31, 2003, 2.99%; 2002, 2.96%; 2001, 2.83%; 2000, 2.58%; and 1999, 2.75%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

Global Income Trust

   The following graphs compare the Fund’s total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.
   In 2001, the Fund changed its benchmark from the Citigroup World Government ex-U.S. Index (Hedged) to the Lehman Global Aggregate Index (50% hedged to U.S. dollars) because the Lehman Global Aggregate Index is closer to the Fund’s investment mandate.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	This index provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Asian-Pacific Aggregate Index. The Index also includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144a bonds. The Index hedges the currency back to 50% in dollars and leaves 50% in local currency. Index returns are for periods beginning January 1, 1999 (commencement of the index).

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.67%	+2.67%
Five Years	+25.14%	+4.59%
Ten Years	+65.73%	+5.18%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. This graph is provided for illustrative purposes only due to the lack of operating history of the new benchmark The Lehman Global Aggregate Bond Index.

Semi-Annual Report to Shareholders

Portfolio Composition (as of June 30, 2004) (Unaudited)

S&P Ratings (as a percentage of market value)

Semi-Annual Report to Shareholders

Portfolio of Investments

Global Income Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	ParA	Value

Long-Term Securities — 101.4%
British Sterling — 2.7%
Corporate Bonds and Notes — 2.4%
Auto Parts and Equipment — 0.3%
GKN Holdings plc	6.750%	10/28/19	67	$121

Banks — 0.2%
Royal Bank of Scotland plc	9.625%	6/22/15	40	94

Diversified Financial Services — 1.5%
Annington Finance No. 4	8.070%	1/10/23	80	170
Company Operative Bank plc	5.875%	4/2/19	50	88
Investec plc	7.750%	3/1/16	60	109	B
Irish Nationwide Building Society	5.875%	12/15/08	50	91
Mellon Funding Corporation	6.375%	11/8/11	116	218

				676

Diversified Services — 0.2%
Marks & Spencer Group plc	5.625%	3/24/14	57	89

Special Purpose — 0.2%
Dignity Finance plc	8.151%	12/31/30	40	87

Total Corporate Bonds and Notes				1,067

Government Obligations — 0.3%
Fixed Rate Securities — 0.3%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	122

Total British Sterling				1,189

Canadian Dollar — 1.2%
Government Obligations — 1.2%
Indexed Securities — 1.2%
Canadian Real Return Bond	4.000%	12/1/31	535	531	C

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

Euro — 33.1%
Corporate Bonds and Notes — 3.2%
Auto Parts and Equipment — 0.1%
Lear Corporation	8.125%	4/1/08	30	$42

Banking and Finance — 0.1%
Banco Bradesco S.A.	8.000%	4/15/14	50	59

Containers and Packaging — 0.1%
Clondalkin Industries B.V.	8.000%	3/15/14	37	44	D

Diversified Financial Services — 0.9%
Credit Lyonnais S.A.	5.000%	11/15/12	68	86
Investor AB	6.125%	3/5/12	240	318

				404

Diversified Services — 0.3%
BAT International Finance plc	5.125%	7/9/13	120	145

Insurance — 0.5%
ING Verzekeringen N.V.	6.375%	5/7/27	160	214

Manufacturing (Diversified) — 0.8%
Samsonite Corporation	6.477%	6/30/10	25	31	D,E
Tyco International Group S.A.	6.125%	4/4/07	260	336

				367

Medical Products — 0.1%
Safilo Capital International S.A.	9.625%	5/15/13	17	19	D

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

Euro — Continued
Corporate Bonds and Notes — Continued
Special Purpose — 0.3%
Ahold Finance USA, Inc.	5.875%	3/14/12	55	$64
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	27	D
Valentia Telecommunications Limited	7.250%	8/15/13	17	22

				113

Total Corporate Bonds and Notes				1,407

Asset-Backed Securities — 0.7%
Indexed SecuritiesE — 0.7%
First Italian Auto Transaction SPA-7	2.403%	7/1/08	74	90
Second Italian Auto Transaction SPA-2	2.393%	7/1/10	150	183

Total Asset-Backed Securities				273

Mortgage-Backed Securities — 1.9%
Indexed SecuritiesE — 1.9%
Dutch MBS 2001 I B.V.	2.315%	4/1/73	336	410
Hipocat 5	2.288%	11/30/33	346	423

Total Mortgage-Backed Securities				833

Government Obligations — 27.3%
Fixed Rate Securities — 27.3%
Federal Republic of Germany	3.000%	4/11/08	1,164	1,398
Federal Republic of Germany	3.500%	10/10/08	237	288
Federal Republic of Germany	3.750%	1/4/09	2,010	2,465
Federal Republic of Germany	5.250%	1/4/11	180	235
Federal Republic of Germany	3.750%	7/4/13	71	83
Federal Republic of Germany	4.750%	7/4/34	190	226
Federal Republic of Germany	4.500%	1/4/13	333	413
Government of France	5.250%	4/25/08	2,676	3,471
Kingdom of Belgium	5.000%	3/28/35	1,300	1,579

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

Euro — Continued
Government Obligations — Continued
Kingdom of Netherlands	4.000%	7/15/05	600	$742
Republic of Austria	3.800%	10/20/13	915	1,070	D

Total Government Obligations				11,970

Total Euro				14,483

Hungarian Forint — 0.5%
Government Obligations — 0.5%
Fixed Rate Securities — 0.5%
Republic of Hungary	7.000%	4/12/06	37,190	168
Republic of Hungary	6.750%	2/12/13	15,880	68

Total Hungarian Forint				236

Japanese Yen — 4.3%
Government Obligations — 4.3%
Fixed Rate Securities — 4.3%
Government of Japan	1.500%	3/20/12	61,000	551
Government of Japan	1.300%	6/20/12	148,000	1,330

Total Japanese Yen				1,881

Norwegian Krone — 0.7%
Government Obligations — 0.7%
Fixed Rate Securities — 0.7%
Kingdom of Norway	6.500%	5/15/13	1,860	305

Swedish Krona — 3.9%
Corporate Bonds and Notes — 3.9%
Banking and Finance — 3.9%
AB Spintab	6.000%	4/20/09	12,000	1,701

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — 55.0%
Corporate Bonds and Notes — 16.3%
Aerospace/ Defense — 0.4%
Systems 2001 Asset Trust	6.664%	9/15/13	144	$155	D

Auto and Automotive Parts — N.M.
Cummins Inc.	7.125%	3/1/28	11	11

Banking and Finance — 1.1%
Ford Motor Credit Company	6.875%	2/1/06	250	262
Ford Motor Credit Company	7.375%	2/1/11	50	53
Household Finance Corporation	8.000%	7/15/10	50	58
Household Finance Corporation	7.000%	5/15/12	80	88

				461

Banks — 0.8%
Bank of America Corporation	7.400%	1/15/11	80	91
Bank One Corporation	5.900%	11/15/11	180	187
The Korea Development Bank	4.250%	11/13/07	70	69	F

				347

Building Materials — N.M.
American Standard, Inc.	7.625%	2/15/10	17	19

Cable — 0.4%
Comcast Corporation	6.500%	1/15/15	155	161
CSC Holdings Inc.	7.625%	4/1/11	1	1
CSC Holdings Inc.	7.875%	2/15/18	20	19
CSC Holdings Inc.	7.625%	7/15/18	3	3
Rogers Cable Inc.	6.250%	6/15/13	12	11	F

				195

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Casino Resorts — 0.2%
Harrah’s Operating Company, Inc.	7.875%	12/15/05	30	$32
MGM MIRAGE	9.750%	6/1/07	10	11
MGM MIRAGE	8.500%	9/15/10	20	21
Park Place Entertainment Corporation	8.125%	5/15/11	10	11
Park Place Entertainment Corporation	7.000%	4/15/13	8	8
Station Casinos, Inc.	6.000%	4/1/12	20	19

				102

Chemicals — 0.1%
FMC Corporation	10.250%	11/1/09	8	9
IMC Global Inc.	10.875%	6/1/08	4	5
IMC Global Inc.	11.250%	6/1/11	20	23
MacDermid, Incorporated	9.125%	7/15/11	24	27

				64

Coal — 0.1%
Peabody Energy Corporation	6.875%	3/15/13	38	39

Containers and Packaging — 0.1%
Cascades Inc.	7.250%	2/15/13	14	14	F
Norampac Inc.	6.750%	6/1/13	12	12	F

				26

Diversified Financial Services — 0.5%
Citigroup Inc.	3.625%	2/9/09	246	239

Diversified Services — N.M.
SPX Corporation	7.500%	1/1/13	15	15

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Electric — 0.6%
FirstEnergy Corp.	7.375%	11/15/31	70	$73
Orion Power Holdings, Inc.	12.000%	5/1/10	28	34
The AES Corporation	8.750%	6/15/08	6	6
The AES Corporation	9.500%	6/1/09	17	18
The AES Corporation	8.875%	2/15/11	7	7
The AES Corporation	8.750%	5/15/13	65	70	D
The Cleveland Electric Illuminating Company	5.650%	12/15/13	40	39	D

				247

Energy — 0.6%
Calpine Corporation	8.500%	2/15/11	50	32
Pacific Gas and Electric Company	3.600%	3/1/09	250	241

				273

Environmental Services — 0.5%
Allied Waste North America Incorporated	8.875%	4/1/08	37	41
Waste Management, Inc.	6.875%	5/15/09	175	192

				233

Food, Beverage and Tobacco — 1.5%
Altria Group, Inc.	7.000%	11/4/13	190	194
Constellation Brands, Inc.	8.000%	2/15/08	17	18
Kellogg Company	7.450%	4/1/31	200	231
Kraft Foods Inc.	6.250%	6/1/12	120	126
Sara Lee Corporation	6.250%	9/15/11	40	43
Sara Lee Corporation	3.875%	6/15/13	20	18
Smithfield Foods, Inc.	8.000%	10/15/09	16	17
Smithfield Foods, Inc.	7.750%	5/15/13	6	7

				654

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.125%	1/1/06	10	11
Mohegan Tribal Gaming Authority	8.000%	4/1/12	8	8

				19

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Gas and Pipeline Utilities — 0.4%
Dynegy Holdings Inc.	8.750%	2/15/12	70	$66
Southern Natural Gas Company	8.000%	3/1/32	55	52
The Williams Companies, Inc.	8.750%	3/15/32	50	50

				168

Homebuilding — 0.1%
Lennar Corporation	9.950%	5/1/10	10	11
Schuler Homes, Inc.	9.375%	7/15/09	4	4
The Ryland Group, Inc.	8.000%	8/15/06	6	7

				22

Insurance — 0.1%
XL Capital plc	6.500%	1/15/12	20	21	F

Investment Banking/ Brokerage — 0.7%
J.P. Morgan Chase & Co.	6.625%	3/15/12	150	162
J.P. Morgan Chase & Co.	5.750%	1/2/13	20	21
Lehman Brothers Holdings Inc.	8.250%	6/15/07	30	34
Lehman Brothers Holdings Inc.	7.000%	2/1/08	100	109

				326

Lodging/ Hotels — 0.1%
Hilton Hotels Corporation	7.625%	5/15/08	4	5
Host Marriott Corporation	7.875%	8/1/08	11	11
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	5	5

				21

Machinery — N.M.
Grant Prideco, Inc.	9.000%	12/15/09	8	9

Manufacturing (Diversified) — 0.3%
Tyco International Group S.A.	7.000%	6/15/28	38	40	F
Tyco International Group S.A.	6.875%	1/15/29	82	86	F

				126

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Media — 1.0%
AOL Time Warner Inc.	7.625%	4/15/31	200	$217
Lamar Media Corporation	7.250%	1/1/13	19	19
Liberty Media Corporation	3.020%	9/17/06	220	224	E

				460

Medical Care Facilities — 0.6%
HCA Inc.	6.910%	6/15/05	10	10
HCA Inc.	7.125%	6/1/06	10	11
HCA Inc.	7.250%	5/20/08	20	21
HCA Inc.	5.750%	3/15/14	230	219
Health Care REIT, Inc.	8.000%	9/12/12	11	12

				273

Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	30	32	G

Oil and Gas — 1.0%
Chesapeake Energy Corporation	9.000%	8/15/12	9	10
El Paso Corporation	7.750%	1/15/32	100	80
El Paso Natural Gas Company	8.375%	6/15/32	70	67
Gaz Capital S.A.	8.625%	4/28/34	20	19	D,F
Pacific Energy Partners	7.125%	6/15/14	10	10
Parker & Parsley Petroleum Company	8.250%	8/15/07	10	11
Pioneer Natural Resources Company	7.500%	4/15/12	11	13
Plains Exploration & Production Company	7.125%	6/15/14	10	10	D
Pride International, Inc.	7.375%	7/15/14	20	20	D
Western Oil Sands Inc.	8.375%	5/1/12	17	19	F
Westport Resources Corporation	8.250%	11/1/11	2	2
XTO Energy, Inc.	7.500%	4/15/12	145	164

				425

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — 0.9%
Abitibi-Consolidated Inc.	8.550%	8/1/10	8	$8	F
Georgia-Pacific Corp.	8.875%	2/1/10	5	6
Georgia-Pacific Corp.	9.500%	12/1/11	16	19
Georgia-Pacific Corp.	7.700%	6/15/15	3	3
Georgia-Pacific Corp.	7.750%	11/15/29	2	2
Weyerhaeuser Company	6.125%	3/15/07	320	338

				376

Pharmaceuticals — 0.3%
AmerisourceBergen Corporation	8.125%	9/1/08	20	21
Bristol-Myers Squibb Company	5.750%	10/1/11	90	94
Omnicare, Inc.	8.125%	3/15/11	14	15

				130

Photo Equipment and Supplies — N.M.
Eastman Kodak Company	7.250%	11/15/13	20	20

Publishing — N.M.
Dex Media West LLC	8.500%	8/15/10	10	11
Sun Media Corporation	7.625%	2/15/13	5	5	F

				16

Real Estate — N.M.
Ventas Realty, Limited Partnership	8.750%	5/1/09	10	11

Restaurants — N.M.
Yum! Brands, Inc.	8.500%	4/15/06	3	3

Retail — 0.2%
Wal-Mart Stores, Inc.	4.550%	5/1/13	70	68

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Corporate Bonds and Notes — Continued
Special Purpose — 2.3%
Qwest Capital Funding, Inc.	7.750%	2/15/31	20	$16
Sprint Capital Corporation	6.000%	1/15/07	165	173
Sprint Capital Corporation	7.625%	1/30/11	50	55
Sprint Capital Corporation	8.375%	3/15/12	90	103
Unilever Capital Corporation	7.125%	11/1/10	230	260
Verizon Global Funding Corp.	6.875%	6/15/12	350	382

				989

Telecommunications — 0.2%
Cincinnati Bell Inc.	7.250%	7/15/13	30	28
EchoStar DBS Corporation	4.360%	10/1/08	23	24	E
PanAmSat Corporation	8.500%	2/1/12	13	15

				67

Telecommunications (Cellular/ Wireless) — 0.8%
AT&T Wireless Services Inc.	7.500%	5/1/07	300	329
Rogers Wireless Communications Inc.	6.375%	3/1/14	10	9	D,F

				338

Transportation — 0.3%
Delta Air Lines, Inc.	6.718%	1/2/23	89	91
Kansas City Southern Railway	9.500%	10/1/08	29	32
Teekay Shipping Corporation	8.875%	7/15/11	22	24	F

				147

Total Corporate Bonds and Notes				7,147

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Asset-Backed Securities — 1.8%
Indexed SecuritiesE — 1.8%
MBNA Credit Card Master Note Trust 2002-A3	1.479%	9/15/14	400	$402
Sears Credit Account Master Trust 2001-1A	1.419%	2/15/10	400	400

Total Asset-Backed Securities				802

Mortgage-Backed Securities — 0.8%
Indexed SecuritiesE — 0.6%
Interstar Millennium 2003-1G	1.560%	5/27/35	270	271

Stripped Securities — 0.2%
GMAC Commercial Mortgage Security Inc. 1999-CTL1	0.909%	12/15/16	4,218	70	D,H1

Total Mortgage-Backed Securities				341

U.S. Government and Agency Obligations — 19.2%
Fixed Rate Securities — 16.2%
United States Treasury Bonds	6.250%	8/15/23	905	1,002
United States Treasury Bonds	5.375%	2/15/31	100	101
United States Treasury Notes	1.500%	3/31/06	6,090	5,979

				7,082

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
U.S. Government and Agency Obligations — Continued
Indexed Securities — 3.0%
United States Treasury Inflation-Protected Security	1.875%	7/15/13	901	$890	C
United States Treasury Inflation-Protected Security	3.625%	4/15/28	291	354	C
United States Treasury Inflation-Protected Security	3.875%	4/15/29	74	95	C

				1,339

Total U.S. Government and Agency Obligations				8,421

U.S. Government Agency Mortgage-Backed Securities — 12.1%
Fixed Rate Securities — 12.1%
Fannie Mae	6.500%	7/1/29	184	192
Fannie Mae	6.000%	7/4/34	1,900	1,939	I
Freddie Mac	6.500%	8/1/29	299	313
Freddie Mac	5.000%	7/4/34	900	868	I
Government National Mortgage Association	7.000%	8/15/28	26	27
Government National Mortgage Association	6.500%	10/15/31	830	868
Government National Mortgage Association	6.000%	11/15/32	287	295
Government National Mortgage Association	5.000%	7/4/34	800	775	I

Total U.S. Government Agency Mortgage-Backed Securities				5,277

Foreign Government Obligations — 4.8%
Fixed Rate Securities — 4.5%
Federative Republic of Brazil	14.500%	10/15/09	140	163	F
Federative Republic of Brazil	12.000%	4/15/10	70	74	F
Federative Republic of Brazil	8.000%	4/15/14	23	22	F

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued
Foreign Government Obligations — Continued
Fixed Rate Securities — Continued
Federative Republic of Brazil	8.000%	4/15/14	88	$80	F
Federative Republic of Brazil	11.000%	8/17/40	54	51	F
Republic of Bulgaria	8.250%	1/15/15	129	150	D,F
Republic of Colombia	10.500%	7/9/10	40	43	F
Republic of Colombia	11.750%	2/25/20	55	60	F
Republic of Panama	9.375%	7/23/12	40	44	F
Republic of Panama	10.750%	5/15/20	20	22	F
Republic of Panama	9.375%	1/16/23	10	10	F
Republic of Peru	9.125%	2/21/12	10	10	F
Republic of Peru	8.375%	5/3/16	10	9	F
Republic of Peru	5.000%	3/7/17	73	63	B,F
Republic of Peru	5.000%	3/7/17	64	54	B,D,F
Republic of Peru	8.750%	11/21/33	20	18	F
Republic of the Philippines	9.875%	1/15/19	40	40	F
Russian Federation	8.250%	3/31/10	10	11	F
Russian Federation	5.000%	3/31/30	310	283	B,F
United Mexican States	8.375%	1/14/11	180	203	F
United Mexican States	7.500%	4/8/33	581	563	F

				1,973

Indexed SecuritiesE — 0.3%
Federative Republic of Brazil	2.126%	4/15/12	56	47	F
Federative Republic of Brazil	2.126%	4/15/12	75	63	F
Republic of Panama	2.000%	7/17/16	23	20	F

				130

Total Foreign Government Obligations				2,103

Warrants — N.M.
AT&T Latin America Corporation			18wts	0

Total United States Dollar				24,091

Total Long-Term Securities (Identified Cost — $43,465)				44,417

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

Short-Term Securities — 0.5%
Options Purchased — 0.5%
Eurodollar Futures Call, March 2005, Strike Price $96.00	49	L	$164
Eurodollar Futures Put, September 2004, Strike Price $96.50	61	L	0
LIBOR Futures Call, September 2005, Strike Price GBP 93.25	18	L	58
LIBOR Futures Call, December 2004, Strike Price GBP 94.25	10	L	13

Total Short-Term Securities (Identified Cost — $236)			235

Total Investments — 101.9% (Identified Cost — $43,701)			44,652
Other Assets Less Liabilities — (1.9)%			(826)

Net Assets — 100.0%			$43,826

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedK
Bundesobligation Futures	September 2004	6	$7
Euro-Bobl Futures	September 2004	18	4
U.S. Treasury Note Futures	September 2004	13	14

			$25

Futures Contracts WrittenK
U.S. Treasury Note Futures	September 2004	27	$(39)
U.S. Treasury Bond Futures	September 2004	1	(2)

			$(41)

A	Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index (“CPI”). Interest is calculated on the basis of the current adjusted principal value.

Semi-Annual Report to Shareholders

D	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.1% of net assets.

E	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the Euro Interbank Offered Rate (“EURIBOR”) Index. The coupon rates are as of June 30, 2004.
F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.
H	Stripped Security — Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest.

I	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

K	Options and futures are described in more detail in the notes to financial statements.
L	Par represents actual number of contracts.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Global Income Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at value (cost – $43,466)	$44,417
Short-term securities at value (cost – $235)	235

Total investments		$44,652
Cash and foreign currencies		88
Cash collateral for futures		431

Receivable for:
Fund shares sold		34
Securities sold		5,805
Interest income		221
Other		1

		51,232

Liabilities:

Payable for:
Fund shares repurchased	$49
Securities purchased	7,251
Futures variation margin	16
Due to manager and distributor	22
Accrued expenses	68

		7,406

Net Assets		$43,826

Net assets consist of:

Accumulated paid-in-capital applicable to:
5,100 Primary Class shares outstanding	$47,835
Under/(over) distributed net investment income	(1,166)
Accumulated net realized gain/(loss) on investments, options, futures and foreign currency transactions	(3,483)
Unrealized appreciation/(depreciation) of investments, options, futures and foreign currency translations	640

Net Assets		$43,826

Net Asset Value Per Share:
Primary Class		$8.59

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Global Income Trust

For the Six months Ended June 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest		$948

Expenses:

Management fee	$169
Distribution and service fees	169
Audit and legal fees	35
Custodian fee	86
Directors’ fees and expenses	6
Registration fees	10
Reports to shareholders	9
Transfer agent and shareholder servicing expense	32
Other expenses	2

	518
Less fees waived	(146)

Total expenses, net of waivers		372

Net Investment Income		576

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	507
Options	41
Futures	265
Foreign currency transactions	1,246

		2,059

Change in unrealized appreciation/(depreciation) of:
Investments, options and futures	(2,863)
Assets and liabilities denominated in foreign currencies	(52)

		(2,915)

Net Realized and Unrealized Gain/(Loss) on Investments		(856)

Change in Net Assets Resulting From Operations		$(280)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Global Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)

Change in Net Assets:
Net investment income	$576	$1,217
Net realized gain/(loss) on investments, options, futures and foreign currency transactions	2,059	2,302
Change in unrealized appreciation/(depreciation) of investments, options, futures, and foreign currency translations	(2,915)	709

Change in net assets resulting from operations	(280)	4,228
Distributions to shareholders from net investment income	(531)	(3,748)
Change in net assets from Fund share transactions	187	2,520

Change in net assets	(624)	3,000

Net Assets:
Beginning of period	44,450	41,450

End of period	$43,826	$44,450

Under/(over) distributed net investment income	$(1,166)	$(1,211)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Global Income Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months		Years Ended December 31,
	Ended
	June 30, 2004		2003		2002		2001	2000		1999
	(Unaudited)

Net asset value, beginning of period	$8.74		$8.63		$8.10		$8.25	$9.28		$10.14

Investment operations:
Net investment income	.11	A	.28	A	.30	A	.39	.50	A	.40
Net realized and unrealized gain/(loss) on investments, options, futures and foreign currency transactions	(.16)		.61		.53		(.19)	(.97)		(.74)

Total from investment operations	(.05)		.89		.83		.20	(.47)		(.34)

Distributions:
From net investment income	(.10)		(.78)		(.30)		(.15)	—		(.01)
Tax return of capital	—		—		—		(.20)	(.56)		(.43)
From net realized gain on investments	—		—		—		—	—		(.08)

Total distributions	(.10)		(.78)		(.30)		(.35)	(.56)		(.52)

Net asset value, end of period	$8.59		$8.74		$8.63		$8.10	$8.25		$9.28

Ratios/supplemental data:
Total return	(.56	)%B	10.45%		10.51%		2.47%	(5.02)%		(3.23)%
Expenses to average net assets	1.65	%A,C	1.90	%A	1.90	% A	1.90%	1.90	%A	1.90%
Net investment income to average net assets	2.56	%A,C	2.83	%A	3.70	% A	4.23%	6.48	%A	4.58%
Portfolio turnover rate	128	%B	198%		141%		263%	190%		354%
Net assets, end of period (in thousands)	$43,826		$44,450		$41,450		$43,609	$57,238		$86,634

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.65% until April 30, 2005. Prior to April 1, 2004, the voluntary expense limitation was 1.90% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 2.30%; and for the years ended December 31, 2003, 2.32%; 2002, 2.18%; and 2000, 1.98%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

International Equity Trust

   The following graphs compare the Fund’s total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Financial Intermediary and Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+28.17%	+28.17%
Five Years	-2.00%	-0.40%
Life of Class*	+37.89%	+3.49%
* Inception date: February 17, 1995

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	An unmanaged index based on share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index’s portfolio. Index returns are for periods beginning February 28, 1995.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+29.18%	+29.18%
Life of Class*	+33.37%	+29.23%
* Inception date: May 16, 2003

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning April 30, 2003.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+29.62%	+29.62%
Five Years	+2.76%	+0.55%
Life of Class*	-4.68%	-0.78%
* Inception date: May 5, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

C	Index returns are for periods beginning April 30, 1998.

Semi-Annual Report to Shareholders

Performance Information — Continued

Industry Diversification

June 30, 2004 (Unaudited)
Amounts in Thousands)

	% of Net
	Assets	Value

		(000)
Aerospace & Defense	0.8%	$1,381
Air Freight & Couriers	0.3	536
Application Software	0.4	612
Auto Components	2.8	4,641
Automobiles	2.8	4,626
Banks	15.1	24,981
Beverages	2.0	3,329
Building Products	0.5	878
Chemicals	2.0	3,314
Commercial Services & Supplies	0.3	504
Communications Equipment	0.9	1,432
Construction & Engineering	1.6	2,670
Construction Materials	0.3	516
Distributors	0.2	380
Diversified Financials	4.8	7,875
Diversified Telecommunications	4.0	6,654
Electric Utilities	3.6	6,002
Electrical Equipment & Instruments	4.4	7,281
Food & Drug Retailing	2.5	4,099
Food Products	1.6	2,579
Gas Utilities	0.5	853
Health Care Equipment & Supplies	0.3	581
Health Care Providers & Services	2.2	3,585
Hotels, Restaurants & Leisure	1.9	3,085
Household Durables	3.8	6,315
Industrial Conglomerates	0.5	902
Insurance	4.4	7,230
Machinery	1.8	2,992
Marine	1.5	2,432
Media	0.2	311
Metals & Mining	3.6	5,901
Multi-Line Retail	1.0	1,628
Multi-Line Utilities	1.4	2,259
Office Electronics	1.5	2,545
Oil & Gas	6.6	10,995
Pharmaceuticals	6.2	10,308
Real Estate	1.0	1,606
Semiconductor Equipment & Products	1.6	2,702
Specialty Retail	1.2	1,963
Textiles & Apparel	0.7	1,114
Tobacco	0.6	1,093
Trading Companies & Distributors	0.9	1,454
Water Utilities	0.8	1,335
Wireless Telecommunication Services	1.7	2,833
Short-Term Investments	2.6	4,355

Total Investment Portfolio	99.4	164,667
Other Assets Less Liabilities	0.6	924

Net Assets	100.0%	$165,591

Semi-Annual Report to Shareholders

Portfolio of Investments

International Equity Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 96.8%
Australia — 3.9%
Australia & New Zealand Banking Group	52	$665
BHP Billiton Limited	84	734
Coca Cola Amatil Limited	199	956
Commonwealth Bank of Australia	16	369
CSL Limited	47	729
Insurance Australia Group Limited	128	444
Leighton Holdings Limited	132	833
Promina Group Limited	139	385
QBE Insurance Group Limited	75	666
Woolworths Limited	75	593

		6,374

Austria — 0.5%
OMV AG	4	817

Belgium — 2.0%
Algemene Maatschappij voor Nijverheidskredit N.V. (Almanij)	9	543
D’Ieteren S.A.	2	380
Dexia	43	717
Fortis	19	429
KBC Bankverzekeringsholding	14	777
UCB S.A.	9	428

		3,274

Canada — 1.3%
Bank of Montreal	7	295
Canadian Imperial Bank of Commerce	7	317
CP Ships Limited	20	357
Fairfax Financial Holdings Limited	3	544
National Bank of Canada	8	267
Power Financial Corporation	8	344

		2,124

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

China — 0.2%
Euro-Asia Agricultural (Holdings) Company Limited	5,506	$0	A,B
People’s Food Holdings Limited	455	299

		299

Denmark — 0.4%
GN Store Nord A/ S (GN Great Nordic)	74	654

Finland — 1.9%
Elisa Oyj	42	555	A
Kone Oyj	17	1,002
Outokumpu Oyj	80	1,277
Rautaruukki Oyj	48	383

		3,217

France — 6.7%
Assurances Generales de France (AGF)	7	443
Aventis S.A.	20	1,525
BNP Paribas S.A.	29	1,764
Casino Guichard-Perrachon S.A.	6	496
CNP Assurances	15	876
Compagnie Generale des Etablissements	15	824
France Telecom S.A.	30	769
Renault S.A.	10	777
Societe Generale	17	1,419
TotalFinaElf S.A.	7	1,358
Vinci S.A.	9	916

		11,167

Germany — 10.3%
Allianz AG	11	1,186
BASF AG	26	1,412
Celesio (Gehe) AG	14	844
Commerzbank AG	38	667	A
Continental AG	14	675
DaimlerChrysler AG	20	934
Deutsche Bank AG	23	1,806

Semi-Annual Report to Shareholders

	Shares/Par	Value

Germany — Continued
Deutsche Post AG	16	$348
Deutsche Telekom AG	79	1,394	A
E.ON AG	12	883
Epcos AG	15	322	A
Fresenius AG – preferred shares	10	759
Hannover Ruechversicherungs AG	12	384
HeidelbergCement AG	10	515
Metro AG	18	846
Puma AG Rudolf Dassler Sport	2	495
RWE AG	24	1,140
Siemens AG	34	2,477

		17,087

Greece — 1.1%
Greek Organization of Football Prognostics	31	572
Public Power Corporation (PPC)	50	1,184

		1,756

Hong Kong — 0.4%
Orient Overseas International Ltd.	60	177
The Bank of East Asia, Ltd.	137	392

		569

India — 0.5%
Geodesic Information Systems	74	612
Transgene Biotech Limited	246	276	A,B
Transgene Biotech Limited – warrants	246	0	A,B

		888

Ireland — 1.2%
Anglo Irish Bank Corporation plc	65	1,008
Fyffes plc	200	418
Irish Life & Permanent plc	34	523

		1,949

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

Italy — 1.5%
Benetton Group S.p.A.	54	$619
ENI S.p.A.	52	1,026
Merloni Elettrodomestici S.p.A.	13	232
Pirelli & C. S.p.A.	584	603

		2,480

Japan — 21.6%
ASAHI BREWERIES, LTD.	71	781
ASAHI KASEI CORPORATION	50	258
Benesse Corporation	15	504
BRIDGESTONE CORPORATION	29	543
CANON SALES CO., INC	70	969
CANON, INC	30	1,577
CASIO COMPUTER CO., LTD.	31	468
DAITO TRUST CONSTRUCTION CO., LTD.	22	825
Denso Corporation	22	511
EXEDY Corporation	21	365
Hitachi, Ltd.	199	1,366
ITOCHU Corporation	83	372	A
JAPAN TOBACCO INC	0.1	1,093
Kawasaki Kisen Kaisha, Ltd.	73	368
KDDI CORPORATION	0.1	359
KOYO SEIKO CO., LTD.	51	604
KUBOTA CORPORATION	170	901
Kuraya Sanseido Inc.	85	1,280
KYOWA HAKKO KOGYO CO., LTD.	54	388
Makita Corporation	41	613
Matsushita Electric Industrial Co., Ltd.	70	991
Meiji Dairies Corporation	63	348
Mitsubishi Electric Corporation	114	558
MITSUBISHI GAS CHEMICAL COMPANY, INC	107	442
MITSUI & CO., LTD.	94	702
Mitsui Fudosan Co., Ltd.	92	1,100
Mitsui O.S.K. Lines, Ltd.	100	525
Mitsui Trust Holdings, Inc.	79	576
NAMCO LIMITED	11	316

Semi-Annual Report to Shareholders

	Shares/Par	Value

Japan — Continued
NHK SPRING CO., LTD.	62	$390
NIPPON MEAT PACKERS, INC.	23	283
NIPPON MINING HOLDINGS, INC.	9	42
NIPPON OIL CORPORATION	69	433
Nippon Steel Corporation	208	435
NSK Ltd.	98	486
Oki Electric Industry Company, Limited	191	766	A
ORIX Corporation	10	1,165
SANDEN CORPORATION	73	454
SANYO SHINPAN FINANCE CO., LTD.	21	1,219
Sekisui Chemical Co., Ltd.	73	614
Shimadzu Corporation	146	745
Sumitomo Electric Industries, Ltd.	36	366
Sumitomo Rubber Industries, Ltd.	59	528
SUZUKI MOTOR CORPORATION	25	439
TAISEI CORPORATION	127	478
Taiyo Yuden Co., Ltd	22	309
Takeda Chemical Industries, Ltd.	26	1,138
THE BANK OF FUKUOKA, LTD.	115	680
The Joyo Bank, Ltd.	303	1,343
Tohoku Electric Power Company, Incorporated	48	808
Tostem Inax Holding Corporation	24	517
Toyota Motor Corporation	61	2,476

		35,817

Netherlands — 3.0%
ABN AMRO Holding N.V.	74	1,619
Corio N.V.	12	507
ING Groep N.V.	69	1,628
Koninklijke (Royal) Philips Electronics N.V.	13	353
Royal Dutch Petroleum Company	18	923

		5,030

New Zealand — 0.2%
Telecom Corporation of New Zealand Limited	85	315

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

Norway — 0.2%
Schibsted ASA	17	$311

Peru — 0.2%
Compania de Minas Buenaventura S.A.U. – ADR	14	305

Singapore — 1.3%
China Flexible Packaging Holdings Limited	730	339	A
Keppel Corporation Limited	85	348
Neptune Orient Lines Limited	733	1,005
Singapore Post Limited	369	189
Sunray Holdings Limited	1,613	286	A

		2,167

South Africa — 0.6%
ABSA Group Limited	36	292
JD Group Limited	65	445
Telkom South Africa Limited	23	290

		1,027

South Korea — 0.8%
INI Steel Company	42	336
Mtekvision Co., Ltd.	12	372	A
Samsung Electronics Co., Ltd.	2	660

		1,368

Spain — 4.7%
Banco Espanol de Credito, S.A. (Banesto)	48	565	A
Banco Santander Central Hispano S.A.	37	385
Corporacion Mapfre S.A.	16	190
Cortefiel, S.A.	33	351
Iberdrola S.A.	68	1,431
Red Electrica de Espana	49	837
Repsol YPF, S.A.	73	1,603
Telefonica, S.A.	132	1,947

Semi-Annual Report to Shareholders

	Shares/Par	Value

Spain — Continued
Union Electrica Fenosa S.A.	22	$460

		7,769

Sweden — 1.6%
ForeningsSparbanken AB	37	707
Getinge AB	25	295
Nordea AB	73	525
Telefonaktiebolaget LM Ericsson AB	264	778	A
Trelleborg AB	20	352

		2,657

Switzerland — 4.1%
Credit Suisse Group	47	1,658	A
Nestle S.A.	3	882
Novartis AG	31	1,372
Roche Holdings AG	4	404
UBS AG	17	1,169
Unaxis Holding AG	7	754
Zurich Financial Services AG	4	600	A

		6,839

Taiwan — 0.8%
ASE Test Limited – ADR	96	704	A
United Microelectronics Corporation – ADR	135	583	A

		1,287

United Kingdom — 25.8%
Alliance Unichem plc	59	702
Allied Domecq plc	59	500
Anglo American plc	33	684
Antofagasta plc	50	859
AstraZeneca Group plc	53	2,391
Aviva plc	61	630
BAE Systems plc	347	1,381
Balfour Beatty plc	92	443
Barclays plc	185	1,576
BOC Group plc	52	862

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

United Kingdom — Continued
BP Amoco plc	342	$3,022
BT Group plc	253	912
Cable & Wireless plc	200	471	A
Cattles plc	103	592
Centrica plc	209	853
Diageo plc	81	1,092
Dixons Group plc	278	834
Enterprise Inns plc	68	706
Friends Provident plc	113	301
George Wimpey plc	25	172
GlaxoSmithKline plc	47	959
HHG plc	71	58	A
Hilton Group plc	111	553
HMV Group plc	76	333
HSBC Holdings plc	108	1,602
Kelda Group plc	58	528
Man Group plc	27	689
McCarthy & Stone plc	45	470
mm02 plc	229	385	A
Next Group plc	30	782
Persimmon plc	33	378
Pilkington plc	205	362
Provident Financial plc	31	341
Royal Bank of Scotland Group plc	83	2,399
Scottish and Southern Energy plc	32	398
Severn Trent plc	56	807
Shell Transport & Trading Company plc	241	1,769
Somerfield plc	201	566
Tate & Lyle plc	178	1,066
Taylor Woodrow plc	110	513
Tesco plc	419	2,026
The Berkeley Group plc	31	685
United Utilities plc	119	1,119
Vodafone Group plc	954	2,089
Warner Chilcott plc	55	699
Wiliam Hill plc	93	938

Semi-Annual Report to Shareholders

	Shares/Par	Value

United Kingdom — Continued
Wolseley plc	25	$380
Xstrata plc	66	888

		42,765

Total Common Stock and Equity Interests (Identified Cost — $140,518)		160,312

Repurchase Agreements — 2.6%
Goldman, Sachs & Company 1.47%, dated 6/30/04, to be repurchased at $2,178 on 7/1/04 (Collateral: $2,381 Fannie Mae mortgage-backed securities, 4.5%, due 10/1/33, value $2,231)	$2,177	2,177
J.P. Morgan Chase & Co. 1.3%, dated 6/30/04, to be repurchased at $2,178 on 7/1/04 (Collateral: $2,238 Fannie Mae notes, 3.75%, due 9/18/08, value $2,222)	2,178	2,178

Total Repurchase Agreements (Identified Cost — $4,355)		4,355

Total Investments — 99.4% (Identified Cost — $144,873)		164,667
Other Assets Less Liabilities — 0.6%		924

Net Assets — 100.0%		$165,591

A	Non-income producing.

B	Illiquid security valued at fair value under procedures adopted by the Board of Directors.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

International Equity Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at value (cost – $140,518)	$160,312
Short-term securities at value (cost – $4,355)	4,355

Total investments		$164,667
Cash and foreign currencies		704

Receivable for:
Fund shares sold		230
Securities sold		3,662
Dividend and interest income		484

		169,747

Liabilities:

Payable for:
Fund shares repurchased	142
Securities purchased	3,624
Foreign capital gain taxes	35
Due to manager and distributor	216
Accrued expenses	139

		4,156

Net Assets		$165,591

Net assets consist of:

Accumulated paid-in-capital applicable to:
12,824 Primary Class shares outstanding	$186,215
1,017 Financial Intermediary Class shares outstanding	9,417
498 Institutional Class shares outstanding	8,321
Undistributed net investment income/(loss)	856
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(58,991)
Unrealized appreciation/(depreciation) of investments and foreign currency translations	19,773

Net Assets		$165,591

Net Asset Value Per Share:
Primary Class		$11.51

Financial Intermediary Class		$11.83

Institutional Class		$11.84

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

International Equity Trust

For the Six Months Ended June 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$2,801
Interest	19
Less foreign tax withheld	(322)

Total income			$2,498

Expenses:
Management fee	592

Distribution and service fees:
Primary Class	703
Financial Intermediary Class	15
Audit and legal fees	43
Custodian fee	189
Directors’ fees and expenses	7
Registration fees	16
Reports to shareholders	24

Transfer agent and shareholder servicing expense:
Primary Class	84
Financial Intermediary Class	15
Institutional Class	1
Other expenses	14

	1,703
Less fees waived	(63)

Total expenses, net of waivers			1,640

Net Investment Income/(Loss)			858

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	14,154	A
Foreign currency transactions	(43)

			14,111

Change in unrealized appreciation/(depreciation) of:
Investments	(10,726	) B
Assets and liabilities denominated in foreign currencies	(9)

			(10,735)

Net Realized and Unrealized Gain/(Loss) on Investments			3,376

Change in Net Assets Resulting From Operations			$4,234

A	Net of foreign taxes of $81. See Note 1 to the financial statements.

B	Net of deferred foreign taxes of $35. See Note 1 to the financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

International Equity Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03
	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$858	$458
Net realized gain/(loss) on investments and foreign currency transactions	14,111	8,439
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(10,735)	30,426

Change in net assets resulting from operations	4,234	39,323

Distributions to shareholders from net investment income:
Primary Class	(308)	(38)
Financial Intermediary Class	(80)	(132)
Institutional Class	(53)	(12)

Change in net assets from Fund share transactions:
Primary Class	14,718	2,871
Financial Intermediary Class	(650)	(2,005)
Institutional Class	2,294	2,244
Change in net assets from shares issued in connection with fund acquisition:A
Primary Class	N/A	9,952
Financial Intermediary Class	N/A	11,540
Institutional Class	N/A	527

Change in net assets	20,155	64,270

Net Assets:
Beginning of period	145,436	81,166

End of period	$165,591	$145,436

Undistributed net investment income/(loss)	$856	$439

A	See Note 7 to the financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

International Equity Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

			Years Ended December 31,
	Six Months
	Ended
	June 30, 2004		2003		2002		2001		2000	1999

	(Unaudited
Net asset value, beginning of period	$11.21		$8.02		$9.19		$11.35		$14.23	$12.64

Investment operations:
Net investment income/(loss)	.05	A	.03	A	.02	A	(.07	) A	(.11)	—
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	.27		3.16		(1.19)		(2.09)		(2.58)	2.51

Total from investment operations	.32		3.19		(1.17)		(2.16)		(2.69)	2.51

Distributions:
From net investment income	(.02)		(.003)		—		—		—	(.05)
From net realized gain on investments	—		—		—		—		(.19)	(.87)

Total distributions	(.02)		(.003)		—		—		(.19)	(.92)

Net asset value, end of period	$11.51		$11.21		$8.02		$9.19		$11.35	$14.23

Semi-Annual Report to Shareholders

Financial Highlights — Continued

International Equity Trust — Continued

			Years Ended December 31,
	Six Months
	Ended
	June 30, 2004		2003		2002		2001		2000	1999

	(Unaudited

Ratios/supplemental data:
Total return	2.89	%B	39.82%		(12.73)%		(19.03)%		(19.10)%	20.58%
Expenses to average net assets	2.17	%A,C	2.25	% A	2.25	% A	2.25	% A	2.12%	2.13%
Net investment income/(loss) to average net assets	1.00	%A,C	.42	% A	.23	% A	(.41	)% A	(.65)%	(.06)%
Portfolio turnover rate	67	%B	131%		109%		202%		193%	148%
Net assets, end of period (in thousands)	$147,662		$129,535		$81,032		$107,243		$181,500	$295,236

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.10% until April 30, 2005. Prior to April 1, 2004, the voluntary expense limitation was 2.25% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 2.24%; and for the years ended December 31, 2003, 2.39%; 2002, 2.40%; and 2001, 2.27%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Six Months		Period
	Ended		Ended
	June 30, 2004		December 31, 2003D

	(Unaudited)
Net asset value, beginning of period	$11.53		$9.03

Investment operations:
Net investment income/(loss)	.09	E	.01	E
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	.29		2.59

Total from investment operations	.38		2.60

Distributions:
From net investment income	(.08)		(.10)

Total distributions	(.08)		(.10)

Net asset value, beginning of period	$11.83		$11.53

Ratios/supplemental data:
Total return	3.29	%B	29.12	%B
Expenses to average net assets	1.43	%C,E	1.50	%C,E
Net investment income/(loss) to average net assets	1.68	%C,E	.54	%C,E
Portfolio turnover rate	67	%B	131%
Net assets, end of period (in thousands)	$12,029		$12,357

D	For the period May 16, 2003 (commencement of operations) to December 31, 2003.

E	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.35% until April 30, 2005. Prior to April 1, 2004, the voluntary expense limitation was 1.50%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 1.62%; and for the period ended December 31, 2003, 1.72%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

International Equity Trust — Continued

Institutional Class:

	Six Months		Years Ended December 31,
	Ended
	June 30, 2004		2003		2002		2001		2000	1999

	(Unaudited)
Net asset value, beginning of period	$11.56		$8.27		$9.40		$11.49		$14.26	$12.64

Investment operations:
Net investment income/(loss)	.11	F	.07	F,G	.09	F,G	.01	F	(.01)	.11
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	.28		3.32		(1.22)		(2.10)		(2.57)	2.52

Total from investment operations	.39		3.39		(1.13)		(2.09)		(2.58)	2.63

Distributions:
From net investment income	(.11)		(.10)		—		—		—	(.14)
From net realized gain on investments	—		—		—		—		(.19)	(.87)

Total distributions	(.11)		(.10)		—		—		(.19)	(1.01)

Net asset value, end of period	$11.84		$11.56		$8.27		$9.40		$11.49	$14.26

Ratios/supplemental data:
Total return	3.38	%B	41.32%		(12.02)%		(18.19)%		(18.28)%	21.69%
Expenses to average net assets	1.12	%C,F	1.25	% F	1.25	% F	1.25	% F	1.20%	1.25%
Net investment income/(loss) to average net assets	2.17	%C,F	.75	% F	.99	% F	.67	% F	.17%	.82%
Portfolio turnover rate	67	%B	131%		109%		202%		193%	148%
Net assets, end of period (in thousands)	$5,900		$3,544		$134		$85		$70	$50

F	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.10% until April 30, 2005. Prior to April 1, 2004, the voluntary expense limitation was 1.25% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 1.14%; and for the years ended December 31, 2003, 1.36%; 2002, 1.37%; and 2001, 1.27%.

G	Computed using average daily shares outstanding.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Global Trust, Inc. (Unaudited)

(Amounts in Thousands)

1. Significant Accounting Policies:

   The Legg Mason Global Trust, Inc. (“Corporation”), consisting of the Emerging Markets Trust (“Emerging Markets”), Global Income Trust (“Global Income”) and the International Equity Trust (“International Equity”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end investment company. Emerging Markets and International Equity are diversified; Global Income is non-diversified.
   Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Classes of Emerging Markets and Global Income have not commenced operations. Emerging Markets and International Equity have an additional authorized class of shares: Financial Intermediary Class. The Financial Intermediary Class of Emerging Markets has not commenced operations. The income and expenses of International Equity are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
   Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2004, receivables for securities sold and payables for securities purchased for each Fund were:

	Receivable for	Payable for
	Securities Sold	Securities Purchased

Emerging Markets	$1,747	$3,015
Global Income	5,805	7,251
International Equity	3,662	3,624

   For the six months ended June 30, 2004, security transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales

	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other

Emerging Markets	$—	$99,825	$—	$77,645
Global Income	44,726	16,346	39,427	18,460
International Equity	—	116,980	—	102,779

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total

Semi-Annual Report to Shareholders

amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid monthly for Global Income, and annually for Emerging Markets and International Equity. Net capital gain distributions, which are calculated at the composite level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within a Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

   Each Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.
   Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to repatriation of sales proceeds. As of June 30, 2004, there were deferred tax liabilities accrued on unrealized gains of $19 and $35 for Emerging Markets and International Equity, respectively.

Other

   In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute substantially all taxable income and capital gain to their shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.
   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For the six-month period ended June 30, 2004, Emerging Markets, Global Income, and International Equity realized net gains of $10,826, $2,059, and $14,111 respectively, which the Funds intend to offset against available capital loss carryforwards for federal income tax purposes as determined at the end of the fiscal year.
   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At December 31, 2004, capital loss carryforwards are:

Expiration	Emerging	Global	International
Dec. 31,	Markets	Income	Equity

2007	$—	$3,228	$—
2008	—	1,987	—
2009	491	107	34,438
2010	4,735	205	31,488
2011	—	—	6,545

3. Options and Futures:

   As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

Semi-Annual Report to Shareholders

   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of the sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
   Activity in written call and put options during the six months ended June 30, 2004, was:

	Calls		Puts

	Actual		Actual
Global Income	Contracts	Premiums	Contracts	Premiums

Options outstanding, December 31, 2003	—	$—	49	$56
Options written	7	7	7	4
Options closed	—	—	(56)	(60)
Options expired	(7)	(7)	—	—
Options exercised	—	—	—	—

Options outstanding, June 30, 2004	—	$—	—	$—

   Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by that Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and a Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

   The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, the risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   The open futures positions and related appreciation or depreciation at June 30, 2004, for Global Income are listed at the end of its portfolio of investments.

Semi-Annual Report to Shareholders

4. Financial Instruments:

Emerging Market Securities

   Each Fund has investments in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries and, with respect to Global Income, by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

   As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

   At June 30, 2004, open forward currency exchange contracts (expressed in the contractual currency) were:

Global Income:

	Contract to

					Unrealized
Settlement Date	ReceiveA		DeliverA		Gain/(Loss)

08/10/04	AUD	2,093	USD	1,511	$(64)
08/10/04	USD	534	AUD	739	24
08/10/04	CAD	1,750	USD	1,274	33
08/10/04	USD	871	CAD	1,182	(12)
08/10/04	EUR	4,713	USD	5,598	130
08/10/04	USD	13,442	EUR	11,326	(324)
08/10/04	EUR	212	HUF	54,979	7
08/10/04	JPY	122,926	EUR	957	(44)
08/10/04	EUR	212	HUF	54,979	(12)
08/10/04	JPY	960,012	USD	8,799	(10)
08/10/04	JPY	122,926	EUR	957	6
08/10/04	USD	6,785	JPY	742,932	(16)
08/10/04	USD	311	NOK	2,093	10
08/10/04	GBP	448	USD	788	21
08/10/04	USD	846	GBP	480	(22)
08/10/04	KRW	216,000	USD	181	5
08/10/04	SEK	1,200	USD	155	4
08/10/04	USD	1,403	SEK	10,807	(30)

					$(294)

A	Definitions of currency abbreviations:

AUD — Australian dollar NOK — Norwegian krone
CAD — Canadian dollar JPY — Japanese yen
EUR — Euro KRW — South Korean won
GBP — British pound SEK — Swedish krona
HUF — Hungarian forint USD — United States dollar

Semi-Annual Report to Shareholders

5. Transactions With Affiliates:

   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA has agreed to waive its fees to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

			Six Months Ended	At
			June 30, 2004	June 30, 2004

	Management	Expense	Management	Management
Fund	Fee	Limitation	Fees Waived	Fees Payable

Emerging Markets
Primary Class	1.00%	2.25%	$142	$59
Global Income
Primary Class	0.75%	1.65%	118	4
International Equity
Primary Class	0.75%	2.10%	16	94
Financial Intermediary Class	0.75%	1.35%	1	8
Institutional Class	0.75%	1.10%	1	4

   Effective April 1, 2004, the Funds’ expense limits were lowered. Emerging Markets’ expense limitation was lowered from 2.50% to 2.25% for the Primary Class. Global Income’s expense limitation was lowered from 1.90% to 1.65% for the Primary Class. International Equity’s expense limitations were lowered from 2.25% to 2.10% for the Primary Class, 1.50% to 1.35% for the Financial Intermediary Class, and 1.25% to 1.10% for the Institutional Class. The new expense limitations are effective through April 30, 2005.

   Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to Emerging Markets and International Equity. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 75% of the fee received from Emerging Markets and 66 2/3% of the fee received by LMFA from International Equity.
   Western Asset Management Company (“WAM”) serves as investment adviser to Global Income. WAM is responsible for the actual investment activity of the Fund, for which LMFA pays a fee at an annual rate equal to 53 1/3% of the fee received by LMFA from Global Income.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued
   Western Asset Management Company Limited (“WAML”) serves as investment sub-adviser to Global Income. WAM (not the Fund) pays WAML a fee at an annual rate equal to 0.20% of the Fund’s average daily net assets, net of any waivers. LMFA pays WAML a sub-administration fee at an annual rate equal to 0.10% of the Fund’s average daily net assets, net of any waivers.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the NYSE, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s respective Class’s average daily net assets, calculated daily and payable monthly, as follows:

			Six Months Ended	At
			June 30, 2004	June 30, 2004

			Distribution	Distribution and
	Distribution	Service	Fees	Service
	Fee	Fee	Waived	Fees Payable

Emerging Markets
Primary Class	0.75%	0.25%	$—	$88
Global Income
Primary Class	0.50%	0.25%	28	18
International Equity
Primary Class	0.75%	0.25%	35	108
Financial Intermediary	—	0.25%	10	1

   No brokerage commissions were paid by the Funds to Legg Mason or its affiliates during the six months ended June 30, 2004. LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended June 30, 2004: Emerging Markets, $18; Global Income, $8; and International Equity, $27.

   LMFA, Batterymarch, WAM, WAML, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

6. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal

Semi-Annual Report to Shareholders

funds rate margin. For the six months ended June 30, 2004, the Funds had no borrowings under the Credit Agreement.

7. Acquisition of Legg Mason Europe Fund:

   On May 16, 2003, the International Equity Fund acquired substantially all of the assets of the Europe Fund, pursuant to the Agreement and Plan of Reorganization dated April 30, 2003, which was approved by the shareholders of the Europe Fund on April 30, 2003. The acquisition was accomplished by a tax-free exchange of 1,277 Financial Intermediary Class shares (having a value of $11,540), 1,140 Primary Class shares (having a value of $9,952), and 58 Institutional Class shares (having a value of $527), for the 1,144 Class A, 1,040 Primary Class, and 52 Institutional Class shares, respectively, of the Europe Fund outstanding at the merger date. The Europe Fund’s net assets at that date, which included $2 of undistributed net investment income, $37,749 of accumulated net realized loss and $1,692 of net unrealized gain, were combined with those of the International Equity Fund, resulting in aggregate net assets of $110,920.

8. Fund Share Transactions:

   At June 30, 2004, there were 125,000 shares authorized at $.001 par value for all active classes of each portfolio of the Corporation. Share transactions were:

	Emerging Markets Trust		Global Income

	Primary Class		Primary Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/04	12/31/03	6/30/04	12/31/03

Shares:
Sold	2,044	1,624	609	1,101
Reinvested	—	—	55	382
Repurchased	(626)	(1,082)	(647)	(1,201)

Net Change	1,418	542	17	282

Amount:
Sold	$31,162	$18,988	$5,332	$9,850
Reinvested	—	—	475	3,369
Repurchased	(9,106)	(11,067)	(5,620)	(10,699)

Net Change	$22,056	$7,921	$187	$2,520

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

				International Equity
	Primary Class			Financial Intermediary			Institutional Class

	Six Months	Year		Six Months	Year		Six Months	Year
	Ended	Ended		Ended	Ended		Ended	Ended
	6/30/04	12/31/03		6/30/04	12/31/03B		6/30/04	12/31/03

Shares:
Sold	2,224	8,152	C	19	1,292	E	278	333	G
Reinvested	26	4		6	12		4	1
Repurchased	(977)	(6,708)		(79)	(233)		(91)	(43)

Net Change	1,273	1,448		(54)	1,071		191	291

Amount:
Sold	$25,626	$71,222	D	$224	$11,685	F	$3,307	$3,206	H
Reinvested	298	36		67	109		49	8
Repurchased	(11,206)	(58,435)		(941)	(2,259)		(1,062)	(443)

Net Change	$14,718	$12,823		$(650)	$9,535		$2,294	$2,771

B	For the period May 16, 2003 (commencement of sale of Financial Intermediary Class shares) to December 31, 2003.

C	Includes 1,140 shares issued in connection with fund acquisition (see Note 7).

D	Includes $9,952 from fund acquisition (see Note 7).

E	Includes 1,277 shares issued in connection with fund acquisition (see Note 7).

F	Includes $11,540 from fund acquisition (see Note 7).

G	Includes 58 shares issued in connection with fund acquisition (see Note 7).

H	Includes $527 from fund acquisition (see Note 7).

Fund Information

Investment Advisers

   For Emerging Markets Trust and International Equity Trust:
      Batterymarch Financial Management, Inc.
      Boston, MA

   For Global Income Trust:
      Western Asset Management Company
      Pasadena, CA

Investment Sub-Adviser

   For Global Income Trust:
      Western Asset Management Company Limited
      London, England

Investment Manager

   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman
   Mark R. Fetting, President
   Arnold L. Lehman
   Robin J.W. Masters
   Dr. Jill E. McGovern
   Arthur S. Mehlman
   G. Peter O’Brien
   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer
   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer
   Wm. Shane Hughes, Assistant Treasurer
   Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services
   Braintree, MA

Custodian

   State Street Bank & Trust Company
   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP
   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP
   Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov.). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or upon request without charge through http://www.leggmasonfunds.com/aboutlmf.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-042

Item 2 — Code of Ethics

     Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

     Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

     Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

     Not applicable.

Item 6 — Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

     Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11— Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Global Trust, Inc.

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Global Trust, Inc.

Date: 8/24/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Global Trust, Inc.
Date: 8/24/04